SCHEDULE OF SUPPLEMENTAL BALANCE SHEET INFORMATION RELATED TO OPERATING LEASES (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
Operating leases right-of-use asset	$ 29	$ 8	$ 56
Current operating lease liabilities		$ 7	$ 41
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]		Other liabilities	Other liabilities
Non-current operating lease liabilities	$ 15		$ 7
Total operating lease liabilities		$ 7	$ 48
Operating leases, Weighted average remaining lease term (years)		11 months 1 day	1 year 29 days
Operating leases, Weighted average discount rate		5.00%	4.00%